Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of Earnings per share

	2021	2021	2020	2019
	Class A	Class B	Class A	Class A

Weighted number of outstanding shares	264,171,208	241,333,048	265,684,627	233,957,500
Number of shares with dilutive effects	—	—	—	—
Weighted number of outstanding shares (diluted and undiluted)	264,171,208	241,333,048	265,684,627	233,957,500

Net loss (kCHF)	(155,978)	(14,249)	(27,524)	(1,473)
Basic EPS (CHF)	(0.59)	(0.06)	(0.10)	(0.01)
Diluted EPS (CHF)	(0.59)	(0.06)	(0.10)	(0.01)